POST-EMPLOYMENT BENEFITS	12 Months Ended
Dec. 31, 2021
Employee Benefits [Abstract]
POST-EMPLOYMENT BENEFITS	POST-EMPLOYMENT BENEFITS
The company maintains several defined benefit pension plans within its subsidiaries. These plans are administered in various countries, the most significant of which is in the U.S. These benefits are provided through various insurance companies and the estimated net post-employment benefit costs are accrued during the employees’ credited service periods.
The following table shows the changes in the present value of the defined benefit pension plan and post-employment plan obligations and the fair values of plan assets as at December 31, 2021 and 2020.

	Defined benefit pension plan		Post-employment plan
(US$ MILLIONS)	2021	2020	2021	2020
Changes in defined benefit obligation
Defined benefit obligation at beginning of year	$2,377	$2,151	$52	$53
Service cost	20	14	1	2
Interest cost	54	62	2	2
Participant contributions	2	2	3	3
Foreign currency exchange differences	(28)	32	—	—
Actuarial (gain) loss due to financial assumption changes	(89)	212	(3)	2
Actuarial (gain) loss due to demographic assumption changes	16	(19)	(9)	—
Actuarial experience adjustments	(6)	4	(3)	(3)
Benefits paid from plan assets	(113)	(69)	—	—
Benefits paid from employer	(12)	(12)	(6)	(6)
Defined benefit obligation at end of year	$2,221	$2,377	$37	$52

Changes in fair value of plan assets
Fair value of plan assets at beginning of year	$(1,755)	$(1,618)	$—	$—
Interest income	(41)	(48)	—	—
Return on plan assets (excluding interest income)	(170)	(109)	—	—
Foreign currency exchange differences	7	(15)	—	—
Employer contributions	(58)	(51)	(3)	(4)
Participant contributions	(2)	(2)	(3)	(3)
Benefits paid from plan assets	113	69	—	—
Benefits paid from employer	12	12	6	6
Administrative expenses paid from plan assets	7	7	—	—
Fair value of plan assets at end of year	$(1,887)	$(1,755)	$—	$—
Net asset at end of year	$(75)	$—	$—	$—
Net liability at end of year	$409	$622	$37	$52
The net liabilities for the defined benefit pension plan and post-employment plan are recorded within accounts payable and other in the consolidated statements of financial position.
The following table summarizes the defined benefit pension plan and post-employment plan obligations and the fair values of plan assets by geography as at December 31, 2021:

(US$ MILLIONS)	United States of America	Other	Total
Defined benefit pension plan
Defined benefit obligation	$1,647	$574	$2,221
Fair value of plan assets	(1,424)	(463)	(1,887)
Net liability	$223	$111	$334

Post-employment benefits
Defined benefit obligation	$32	$5	$37
Fair value of plan assets	—	—	—
Net liability	$32	$5	$37
The following table summarizes the defined benefit pension plan and post-employment plan obligations and the fair values of plan assets by geography as at December 31, 2020:

(US$ MILLIONS)	United States of America	Other	Total
Defined benefit pension plan
Defined benefit obligation	$1,851	$526	$2,377
Fair value of plan assets	(1,364)	(391)	(1,755)
Net liability	$487	$135	$622

Post-employment benefits
Defined benefit obligation	$46	$6	$52
Fair value of plan assets	—	—	—
Net liability	$46	$6	$52
Amounts recognized in respect of these defined benefit and post-employment plans during the year are as follows:

	Defined benefit pension plan		Post-employment plan
(US$ MILLIONS)	2021	2020	2021	2020
Amounts recognized in profit and loss
Current service cost	$20	$14	$1	$2
Net interest expense	13	15	2	2
Administrative expense	7	7	—	—
Total expense recognized in profit and loss	$40	$36	$3	$4

Amounts recognized in other comprehensive income
Return on plan assets (excluding amounts included in net interest expense)	$(170)	$(108)	$—	$—
Actuarial (gains) and losses arising from changes in demographic assumptions	16	(19)	(9)	—
Actuarial (gains) and losses arising from changes in financial assumptions	(89)	213	(3)	3
Actuarial (gains) and losses arising from experience adjustments	(6)	4	(3)	(3)
Total expense (gain) recognized in other comprehensive income	$(249)	$90	$(15)	$—
Total expense (gain) recognized in comprehensive income	$(209)	$126	$(12)	$4
The expense recorded in profit and loss is recognized within general and administrative expenses in the consolidated statements of operating results.
The defined benefit pension plans and post-employment plans expose the company to certain actuarial risks such as investment risk, interest rate risk, and compensation risk. The present value of the defined benefit pension plan and post-employment plan obligation is calculated using a discount rate. If the return on plan assets is below this rate, a plan deficit occurs. The company mitigates this investment risk by establishing a sound investment policy to be followed by the investment manager. The investment policy requires plan assets to be invested in a diversified portfolio and is set based on both asset return and local statutory requirements. A change in interest and compensation rates will also affect the defined benefit obligation. A sensitivity analysis of the discount rate and compensation rate is provided below.
The following table summarizes the fair value of plan assets by category and level in the fair value hierarchy as at December 31, 2021:

(US$ MILLIONS)	Level 1	Level 2 (1)	Level 3 (2)	Total
Cash and cash equivalents	$41	$—	$—	$41
Equity instruments	16	636	—	652
Debt instruments	249	803	105	1,157
Real Estate	—	37	—	37
Total plan assets	$306	$1,476	$105	$1,887
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(1)Level 2 assets represent the net asset value of the underlying assets held within an investment fund. The assets are valued by the fund administrator.
(2)Level 3 assets consist of insurance rights and equity and debt instruments held within an investment fund. The assets are valued using non-observable inputs by the plan administrator.
The following table summarizes the fair value of plan assets by category and level in the fair value hierarchy as at December 31, 2020:

(US$ MILLIONS)	Level 1	Level 2 (1)	Level 3 (2)	Total
Cash and cash equivalents	$13	$—	$—	$13
Equity instruments	1,218	112	—	1,330
Debt instruments	15	243	154	412
Total plan assets	$1,246	$355	$154	$1,755
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(1)Level 2 assets represent the net asset value of the underlying assets held within an investment fund. The assets are valued by the fund administrator.
(2)Level 3 assets consist of debt instruments held within an investment fund. The assets are valued using non-observable inputs by the plan administrator.
Significant Assumptions
The company annually reevaluates assumptions and estimates used in projecting the defined benefit and post-employment plan liabilities. These assumptions and estimates may affect the carrying value of the defined benefit and post-employment plan liabilities in the company’s consolidated statements of financial position. The significant actuarial assumptions adopted are as follows:
Defined benefit plan

	2021	2020
Discount rate	1.0% to 3.0%	0.4% to 2.7%
Rate of compensation increase	0.0% to 2.7%	0.0% to 2.7%
Post-employment plan

	2021	2020
Discount rate	2.9% to 5.3%	2.5% to 3.6%
Health care cost trend on covered charges:
Immediate trend rate	3.5% to 4.0%	3.5% to 4.0%
Ultimate trend rate	3.5% to 4.0%	3.5% to 4.0%
These assumptions have a significant impact on the defined benefit and post-employment plan liabilities reported in the consolidated statements of financial position. The following table presents a sensitivity analysis of each assumption with the related impact on these liabilities as at December 31, 2021:

(US$ MILLIONS, except as noted)	Percentage increase	Impact on liability	Percentage decrease	Impact on liability
Defined benefit pension plan
Discount rate	1%	$(320)	1%	$393
Rate of compensation increase	1%	21	1%	(19)

Post-employment plan
Discount rate	1%	$(4)	1%	$5
Health care cost trend rates	1%	1	1%	(1)
The following table presents a sensitivity analysis of each assumption with the related impact on these liabilities as at December 31, 2020:

(US$ MILLIONS, except as noted)	Percentage increase	Impact on liability	Percentage decrease	Impact on liability
Defined benefit pension plan
Discount rate	1%	$(386)	1%	$424
Rate of compensation increase	1%	$34	1%	$(21)

Post-employment plan
Discount rate	1%	$(6)	1%	$8
Health care cost trend rates	1%	$2	1%	$(1)
The sensitivity analysis above has been determined based on reasonably possible changes of the respective assumptions occurring as at December 31, 2021 and December 31, 2020, while holding all other assumptions constant. These analyses may not be representative of the actual change in the defined benefit and post-employment plan obligations as it is unlikely that the change in assumptions would occur in isolation of one another.
The following table summarizes future planned benefit payments under defined benefit and post-employment plans as at December 31, 2021:

(US$ MILLIONS)	Defined benefit pension plan	Post-employment plan	Total
2022	$78	$3	$81
2023	82	2	84
2024	86	2	88
2025	88	2	90
2026	90	2	92
Thereafter	3,032	45	3,077
Total	$3,456	$56	$3,512